Merger with REIT II Merger with REIT II - Price Allocation (FY) (Details) - REIT II - USD ($) $ in Thousands	2 Months Ended
	Dec. 31, 2018	Nov. 16, 2018
Noncash or Part Noncash Acquisitions [Line Items]
Derecognition of REIT II management contracts, net	$ 30,428	$ 30,428
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized	$ 11,587
Land and improvements		561,100
Building and improvements		1,198,884
Intangible lease assets		197,384
Fair value of unconsolidated joint venture		16,470
Cash and cash equivalents		354
Restricted cash		5,159
Accounts receivable and other assets		33,045
Total assets acquired		2,012,396
Debt assumed		464,462
Intangible lease liabilities		60,421
Accounts payable and other liabilities		33,307
Total liabilities assumed		558,190
Net assets acquired		$ 1,454,206